Goodwill (Impairment test for goodwill) (Pre-tax discount rates used for value-in-use calculations) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment test for goodwill [line items]
Period of financial budgets as basis of impairment model	no more than 5 years
Growth rates on average	2.00%
Terminal growth rate of cash flows beyond the terminal year	2.00%
Impairment loss of goodwill (Note 15)	¥ 0	¥ 409,371	¥ 0
Tuas Power [member]
Impairment test for goodwill [line items]
Pre-tax discount rates	7.33%	8.02%
Yunhe Power [member]
Impairment test for goodwill [line items]
Pre-tax discount rates	9.22%
Linyi Power [member]
Impairment test for goodwill [line items]
Pre-tax discount rates	9.23%
Wuhan Power [member]
Impairment test for goodwill [line items]
Pre-tax discount rates	9.21%
Liaocheng Co-generation [member]
Impairment test for goodwill [line items]
Pre-tax discount rates	9.18%